Recapitalization (Details) - Schedule of Legacy Montana Shares	3 Months Ended
Mar. 31, 2024 shares
Class of Stock [Line Items]
Legacy Montana Units	200,000
Montana’s Shares after conversion ratio	4,759,642
Class A Common Stock [Member]
Class of Stock [Line Items]
Legacy Montana Units	1,725,418
Montana’s Shares after conversion ratio	41,061,840